Stockholders' Deficiency	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Deficiency

13. Stockholders’ Deficiency

Preferred Stock

The Company is authorized to issue a total of 10,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2021 and 2020, there were no shares of preferred stock issued and outstanding.

Common Stock

The Company is authorized to issue a total of 750,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2021 and 2020, the Company had 12,879,428 shares and 11,217,234 shares, respectively, of common stock issued, issuable and outstanding.

Common Stock Transactions

Issuance of Common Stock in Public Offering

During the year ended December 31, 2021, the Company received proceeds of $1,958,466, net of offering costs of $21,686, from the sale of 805,346 shares of common stock at an average price of $2.46 per share.

During the year ended December 31, 2020, the Company received proceeds of $150,000 from the sale of 50,000 shares of common stock at an average price of $3.00 per share.

Issuance of Common Stock in Private Placement

During the year ended December 31, 2020, the Company received proceeds of $1,102,700 from the sale of 1,102,700 shares of common stock at an average price of $1.00 per share.

Issuance of Common Stock for Note Payable Extension

On April 29, 2021, the Company issued 3,000 shares of common stock valued at $7,500 to a noteholder as an extension fee.

Issuance of Common Stock for Services

During the year ended December 31, 2021, the Company issued 845,758 shares of common stock with an aggregate fair value of $2,164,000 to consultants for services rendered.

During the year December 31, 2020, the Company issued 1,087,297 shares of its common stock with an aggregate fair value of $1,013,886 to consultants for services rendered.

Issuance of Common Stock in Restaurant.com, Inc. Transaction

On March 1, 2020, the Company issued 363,889 shares of common stock valued at $483,972 valued at $1.33 per share as partial consideration paid in the Restaurant.com, Inc. transaction.

Issuance of Common Stock for Settlement of Convertible Debt Assumed in Incumaker, Inc. Transaction

During the year ended December 31, 2020, the Company issued 1,528,107 shares of its common stock upon conversion of convertible notes payable assumed in the Incumaker, Inc. transaction, and accrued interest payable, of $1,827,066.

Issuance of Common Stock for Settlement of Convertible Notes

During the year ended December 31, 2020, the Company issued 1,805,539 shares of common stock upon conversion of convertible notes payable, and accrued interest payable, of $2,203,159.

Issuance of Common Stock for Legal Settlement

During the year ended December 31, 2021, the Company issued 8,000 shares of common stock with an aggregate fair value of $9,000 in a legal settlement.

Issuance of Common Stock to Directors and Employees

During the year ended December 31, 2020, the Company issued 1,340,000 shares of common stock with an aggregate fair value of. $1,195,800 to members of the Company’s Board of Directors and employees for services rendered.

During the year ended December 31, 2020, the Company issued 936,500 common shares with an aggregate fair value of $936,500 as payment for accrued payroll.

Common Stock Warrants

A summary of common stock warrant activity for the years ended December 31, 2021 and 2020 is presented below.

	Number of Shares	Weighted Average Exercise Price

Warrants outstanding at December 31, 2019	201,000	$7.50
Issued	-	-
Exercised	-	-
Expired	(147,000)	8.64
Warrants outstanding at December 31, 2020	54,000	8.07
Issued	-	-
Exercised	-	-
Expired	(33,333)	7.50
Warrants outstanding at December 31, 2021	20,667	$9.00

The weighted average remaining contractual life of common stock warrants outstanding and exercisable at December 31, 2021 was 0.71 years.

At December 31, 2021, all outstanding warrants are exercisable at $9.00 per common share.

Based on a fair market value of $0.60 per share on December 31, 2021, there was no intrinsic value attributed to exercisable but unexercised common stock warrants at December 31, 2021.